Disciplined U.S. Core Fund Summary

Class/Ticker: Class A - EVSAX; Class C - EVSTX

Summary Prospectus

March 1, 2011

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2010 as supplemented on December 28, 2010 and February 25, 2011, and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, December 13, 2010, December 28, 2010 and February 25, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 94 and 96 of the Prospectus and "Additional Purchase and Redemption Information" on page 57 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.30%	0.30%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.63%	0.63%
Total Annual Fund Operating Expenses	0.93%	1.68%
Fee Waivers	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	1.67%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$663	$270	$170
3 Years	$851	$526	$526
5 Years	$1,057	$910	$910
10 Years	$1,650	$1,984	$1,984

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies. We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $910 million to $340.9 billion, as of November 1, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. These fundamentally-based ideas are combined to drive stock selection. For example, stock selection characteristics include high relative cash-flow generation, favorable earnings estimate revisions, and strong corporate financial measures, among others. Our approach looks to achieve positive excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A shares as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003	+16.18%
Lowest Quarter: 4th Quarter 2008	--20.75%
Year-to-date total return as of 9/30/2010 is +1.82%

Average Annual Total Returns for the periods ended 12/31/2009 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/28/1990	16.19%	-0.12%	-1.18%
Class A (after taxes on distributions)	2/28/1990	15.92%	-0.84%	-1.93%
Class A (after taxes on distributions and the sale of Fund Shares)	2/28/1990	10.80%	-0.04%	-1.07%
Class C (before taxes)	6/30/1999	21.19%	0.33%	-1.33%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Amit Chandra, Ph.D., CFA, Portfolio Manager / 2011

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI
Supplement dated June 15 2009, to the above Wells Fargo Advantage Fund prospectuses dated on or after July 1, 2008, as previously supplemented, as the case may be

SUPPLEMENT TO THE SUMMARY PROSPECTUSES

OF

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

  (the “Fund”)

I.  New Sub-Advisory Agreements to the Fund

            The Wells Fargo Funds Trust Board of Trustees (the “Board”) has unanimously approved a new Sub-Advisory Agreement with Golden Capital Management, LLC on behalf of the Fund.

Approval of the new Sub-Advisory Agreement is contingent upon approval by the Fund’s shareholders at a special meeting of the shareholders expected to be held in August, 2011.

No shareholder action is necessary at this time. Additional information will be provided to shareholders of the Fund in a Proxy Statement that is expected to be mailed to shareholders in July, 2011. The Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the new Sub-Advisory Agreement will be considered. Only shareholders of record as of the close of business on May 26, 2011 will receive the Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

II. Portfolio Management Change to the Fund

            If shareholders approve the new Sub-Advisory Agreement with Golden Capital Management, LLC, Greg Golden will become the portfolio manager of the Fund.          Mr. Golden serves as the President and Chief Executive Officer of Golden Capital.  He is one of the founders of the firm.  Mr. Golden graduated from Belmont University in 1992 with a B.B.A. in Finance.  Prior to founding Golden Capital, he served as President and Portfolio Manager of Golden Capital Management, a division of Smith Asset Management Group, LP, which is a Dallas-based SEC registered investment adviser from March 1999 to September 2000.  Before co-founding the division known as Golden Capital Management, he was Senior Vice President and Head of the Structured Products Group for TradeStreet Investment Associates, Inc., an SEC registered investment adviser wholly owned by Bank of America.  Mr. Golden began his career in investment management in 1989 with Sovran Bank of Tennessee.  His past experience includes portfolio management, derivatives management, trading, asset allocation, and quantitative analysis.  Mr. Golden was awarded the Chartered Financial Analyst (CFA) designation in 1999.  (The requirements to earn a CFA charter include passing all three exam levels of the CFA program and meeting certain professional and ethical requirements.)  Mr. Golden is a member of the CFA Institute and the Chicago Quantitative Alliance.

III. Strategy Change to the Fund

            If shareholders approve the new Sub-Advisory Agreement with Golden Capital Management, LLC, the second paragraph of the Fund’s investment strategy is replaced with the following:

            We employ a risk controlled investment approach to constructing a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings         profile. Our fundamental research identifies companies based on valuation, earnings and trading          momentum characteristics that give a comprehensive view of each company’s relative valuation,    operational and financial performance, and stock price behavior. Our approach seeks to achieve positive       excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by        using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other     reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have             identified a more attractive investment opportunity

            If approved by shareholders, the new Sub-Advisory Agreements, changes in portfolio management and change in investment strategy are expected to take effect on September 1, 2011.

IV. Transaction Between Wells Capital Management Incorporated (“WellsCap”) and Golden Capital Management, LLC and Potential Request for Exemptive or Other Relief

            Golden Capital is currently 55% owned and managed by GCM Partners, Inc., a corporation owned by Greg W. Golden, Jeffrey C. Moser, and Jonathan W. Cangalosi, and 45% owned by Alternative Strategies Group, Inc., a wholly owned subsidiary of Wells Fargo.  In February 2011, Golden Capital entered into a definitive agreement with WellsCap and GCM Partners, Inc. whereby Golden Capital would acquire certain assets, advisory contracts and team members of WellsCap, including the sub-advisory responsibilities for the Fund, from WellsCap and in exchange WellsCap or its affiliate would be assigned the 45% interest in Golden Capital held by its affiliate Alternative Strategies Group, Inc. and be issued an additional 20% equity interest in Golden Capital. Shareholders of record as of May 26, 2011 will be voting to approve or disapprove a new sub-advisory agreement with Golden Capital in connection with the transaction.

            As part of the foregoing transaction, WellsCap or its affiliate will have the ability, through subsequent transactions, to acquire additional ownership in Golden Capital in stages over a period of time up until December 31, 2016, at which time Golden Capital could become wholly owned by WellsCap and an indirect wholly owned subsidiary of Wells Fargo & Company.  The Fund intends to approach the SEC or its staff to discuss the possibility of avoiding additional shareholder approvals of new sub-advisory agreement with Golden Capital in connection with these subsequent transactions, and may file with the SEC a request for exemptive or other relief from such shareholder approval requirement.  In this regard, while there is no assurance that any such relief would be provided by the SEC, to the extent that the SEC or its staff grants such relief, Fund shareholders would not have the opportunity to vote on new sub-advisory agreements in connection with these subsequent transactions.

V. Disclosure Change

            The disclosure in the text box at the top of the summary prospectus is replaced with the following:

              Before you invest, you may want to review the Fund's prospectus, which contains more information             about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund             online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-            8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"),             dated December 1, 2010 as supplemented on December 28, 2010, February 25, 2011 and May 19, 2011,    and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December           3, 2010, December 13, 2010, December 28, 2010 and February 25, 2011, are incorporated by reference       into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the        Prospectus.

0616051/P0616SP

Disciplined U.S. Core Fund Summary

Class/Ticker: Institutional Class - EVSIX

Summary Prospectus

March 1, 2011

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2010, as supplemented December 10, 2010, December 28, 2010 and February 25, 2011, and statement of additional information ("SAI"), dated December 1, 2010, as supplemented December 3, 2010, December 13, 2010, December 28, 2010 and February 25, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.50%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver	0.48%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$49
3 Years	$154
5 Years	$273
10 Years	$622

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies. We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $910 million to $340.9 billion, as of November 1, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. These fundamentally-based ideas are combined to drive stock selection. For example, stock selection characteristics include high relative cash-flow generation, favorable earnings estimate revisions, and strong corporate financial measures, among others. Our approach looks to achieve positive excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 2nd Quarter 2003	+16.17%
Lowest Quarter: 4th Quarter 2008	--20.66%
Year-to-date total return as of 9/30/2010 is +2.02%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	23.44%	1.33%	-0.35%
Institutional Class (after taxes on distributions)	7/30/2010	23.10%	0.56%	-1.16%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	15.57%	1.19%	-0.40%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Amit Chandra, Ph.D., CFA, Portfolio Manager / 2011

Transaction Policies

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Institutional Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI
Supplement dated June 15 2009, to the above Wells Fargo Advantage Fund prospectuses dated on or after July 1, 2008, as previously supplemented, as the case may be

SUPPLEMENT TO THE SUMMARY PROSPECTUSES

OF

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

  (the “Fund”)

I.  New Sub-Advisory Agreements to the Fund

            The Wells Fargo Funds Trust Board of Trustees (the “Board”) has unanimously approved a new Sub-Advisory Agreement with Golden Capital Management, LLC on behalf of the Fund.

Approval of the new Sub-Advisory Agreement is contingent upon approval by the Fund’s shareholders at a special meeting of the shareholders expected to be held in August, 2011.

No shareholder action is necessary at this time. Additional information will be provided to shareholders of the Fund in a Proxy Statement that is expected to be mailed to shareholders in July, 2011. The Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the new Sub-Advisory Agreement will be considered. Only shareholders of record as of the close of business on May 26, 2011 will receive the Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

II. Portfolio Management Change to the Fund

            If shareholders approve the new Sub-Advisory Agreement with Golden Capital Management, LLC, Greg Golden will become the portfolio manager of the Fund.          Mr. Golden serves as the President and Chief Executive Officer of Golden Capital.  He is one of the founders of the firm.  Mr. Golden graduated from Belmont University in 1992 with a B.B.A. in Finance.  Prior to founding Golden Capital, he served as President and Portfolio Manager of Golden Capital Management, a division of Smith Asset Management Group, LP, which is a Dallas-based SEC registered investment adviser from March 1999 to September 2000.  Before co-founding the division known as Golden Capital Management, he was Senior Vice President and Head of the Structured Products Group for TradeStreet Investment Associates, Inc., an SEC registered investment adviser wholly owned by Bank of America.  Mr. Golden began his career in investment management in 1989 with Sovran Bank of Tennessee.  His past experience includes portfolio management, derivatives management, trading, asset allocation, and quantitative analysis.  Mr. Golden was awarded the Chartered Financial Analyst (CFA) designation in 1999.  (The requirements to earn a CFA charter include passing all three exam levels of the CFA program and meeting certain professional and ethical requirements.)  Mr. Golden is a member of the CFA Institute and the Chicago Quantitative Alliance.

III. Strategy Change to the Fund

            If shareholders approve the new Sub-Advisory Agreement with Golden Capital Management, LLC, the second paragraph of the Fund’s investment strategy is replaced with the following:

            We employ a risk controlled investment approach to constructing a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings         profile. Our fundamental research identifies companies based on valuation, earnings and trading          momentum characteristics that give a comprehensive view of each company’s relative valuation,    operational and financial performance, and stock price behavior. Our approach seeks to achieve positive       excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by        using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other     reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have             identified a more attractive investment opportunity

            If approved by shareholders, the new Sub-Advisory Agreements, changes in portfolio management and change in investment strategy are expected to take effect on September 1, 2011.

IV. Transaction Between Wells Capital Management Incorporated (“WellsCap”) and Golden Capital Management, LLC and Potential Request for Exemptive or Other Relief

            Golden Capital is currently 55% owned and managed by GCM Partners, Inc., a corporation owned by Greg W. Golden, Jeffrey C. Moser, and Jonathan W. Cangalosi, and 45% owned by Alternative Strategies Group, Inc., a wholly owned subsidiary of Wells Fargo.  In February 2011, Golden Capital entered into a definitive agreement with WellsCap and GCM Partners, Inc. whereby Golden Capital would acquire certain assets, advisory contracts and team members of WellsCap, including the sub-advisory responsibilities for the Fund, from WellsCap and in exchange WellsCap or its affiliate would be assigned the 45% interest in Golden Capital held by its affiliate Alternative Strategies Group, Inc. and be issued an additional 20% equity interest in Golden Capital. Shareholders of record as of May 26, 2011 will be voting to approve or disapprove a new sub-advisory agreement with Golden Capital in connection with the transaction.

            As part of the foregoing transaction, WellsCap or its affiliate will have the ability, through subsequent transactions, to acquire additional ownership in Golden Capital in stages over a period of time up until December 31, 2016, at which time Golden Capital could become wholly owned by WellsCap and an indirect wholly owned subsidiary of Wells Fargo & Company.  The Fund intends to approach the SEC or its staff to discuss the possibility of avoiding additional shareholder approvals of new sub-advisory agreement with Golden Capital in connection with these subsequent transactions, and may file with the SEC a request for exemptive or other relief from such shareholder approval requirement.  In this regard, while there is no assurance that any such relief would be provided by the SEC, to the extent that the SEC or its staff grants such relief, Fund shareholders would not have the opportunity to vote on new sub-advisory agreements in connection with these subsequent transactions.

V. Disclosure Change

            The disclosure in the text box at the top of the summary prospectus is replaced with the following:

              Before you invest, you may want to review the Fund's prospectus, which contains more information             about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund             online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-            8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"),             dated December 1, 2010 as supplemented on December 28, 2010, February 25, 2011 and May 19, 2011,    and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December           3, 2010, December 13, 2010, December 28, 2010 and February 25, 2011, are incorporated by reference       into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the        Prospectus.

0616051/P0616SP

Disciplined U.S. Core Fund Summary

Class/Ticker: Administrator Class - EVSYX

Summary Prospectus

March 1, 2011

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2010 as supplemented on December 28, 2010 and February 25, 2011, and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December 3, 2010, December 13, 2010, December 28, 2010 and February 25, 2011, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	0.74%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$76
3 Years	$237
5 Years	$419
10 Years	$945

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies. We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index. The market capitalization range of the S&P 500® Index was $910 million to $340.9 billion, as of November 1, 2010, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. These fundamentally-based ideas are combined to drive stock selection. For example, stock selection characteristics include high relative cash-flow generation, favorable earnings estimate revisions, and strong corporate financial measures, among others. Our approach looks to achieve positive excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2003	+16.17%
Lowest Quarter: 4th Quarter 2008	--20.66%
Year-to-date total return as of 9/30/2010 is +2.02%

Average Annual Total Returns for the periods ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	2/21/1995	23.44%	1.33%	-0.35%
Administrator Class (after taxes on distributions)	2/21/1995	23.10%	0.56%	-1.16%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	2/21/1995	15.57%	1.19%	-0.40%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Amit Chandra, Ph.D., CFA, Portfolio Manager / 2011

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI
Supplement dated June 15 2009, to the above Wells Fargo Advantage Fund prospectuses dated on or after July 1, 2008, as previously supplemented, as the case may be

SUPPLEMENT TO THE SUMMARY PROSPECTUSES

OF

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

  (the “Fund”)

I.  New Sub-Advisory Agreements to the Fund

            The Wells Fargo Funds Trust Board of Trustees (the “Board”) has unanimously approved a new Sub-Advisory Agreement with Golden Capital Management, LLC on behalf of the Fund.

Approval of the new Sub-Advisory Agreement is contingent upon approval by the Fund’s shareholders at a special meeting of the shareholders expected to be held in August, 2011.

No shareholder action is necessary at this time. Additional information will be provided to shareholders of the Fund in a Proxy Statement that is expected to be mailed to shareholders in July, 2011. The Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the new Sub-Advisory Agreement will be considered. Only shareholders of record as of the close of business on May 26, 2011 will receive the Proxy Statement and will be entitled to vote at the meeting or any adjournment(s) thereof.

II. Portfolio Management Change to the Fund

            If shareholders approve the new Sub-Advisory Agreement with Golden Capital Management, LLC, Greg Golden will become the portfolio manager of the Fund.          Mr. Golden serves as the President and Chief Executive Officer of Golden Capital.  He is one of the founders of the firm.  Mr. Golden graduated from Belmont University in 1992 with a B.B.A. in Finance.  Prior to founding Golden Capital, he served as President and Portfolio Manager of Golden Capital Management, a division of Smith Asset Management Group, LP, which is a Dallas-based SEC registered investment adviser from March 1999 to September 2000.  Before co-founding the division known as Golden Capital Management, he was Senior Vice President and Head of the Structured Products Group for TradeStreet Investment Associates, Inc., an SEC registered investment adviser wholly owned by Bank of America.  Mr. Golden began his career in investment management in 1989 with Sovran Bank of Tennessee.  His past experience includes portfolio management, derivatives management, trading, asset allocation, and quantitative analysis.  Mr. Golden was awarded the Chartered Financial Analyst (CFA) designation in 1999.  (The requirements to earn a CFA charter include passing all three exam levels of the CFA program and meeting certain professional and ethical requirements.)  Mr. Golden is a member of the CFA Institute and the Chicago Quantitative Alliance.

III. Strategy Change to the Fund

            If shareholders approve the new Sub-Advisory Agreement with Golden Capital Management, LLC, the second paragraph of the Fund’s investment strategy is replaced with the following:

            We employ a risk controlled investment approach to constructing a broadly diversified portfolio of companies with characteristics similar to the S&P 500 Index and a superior valuation and earnings         profile. Our fundamental research identifies companies based on valuation, earnings and trading          momentum characteristics that give a comprehensive view of each company’s relative valuation,    operational and financial performance, and stock price behavior. Our approach seeks to achieve positive       excess returns relative to the S&P 500® Index (which may include both value and growth stocks) by        using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other     reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have             identified a more attractive investment opportunity

            If approved by shareholders, the new Sub-Advisory Agreements, changes in portfolio management and change in investment strategy are expected to take effect on September 1, 2011.

IV. Transaction Between Wells Capital Management Incorporated (“WellsCap”) and Golden Capital Management, LLC and Potential Request for Exemptive or Other Relief

            Golden Capital is currently 55% owned and managed by GCM Partners, Inc., a corporation owned by Greg W. Golden, Jeffrey C. Moser, and Jonathan W. Cangalosi, and 45% owned by Alternative Strategies Group, Inc., a wholly owned subsidiary of Wells Fargo.  In February 2011, Golden Capital entered into a definitive agreement with WellsCap and GCM Partners, Inc. whereby Golden Capital would acquire certain assets, advisory contracts and team members of WellsCap, including the sub-advisory responsibilities for the Fund, from WellsCap and in exchange WellsCap or its affiliate would be assigned the 45% interest in Golden Capital held by its affiliate Alternative Strategies Group, Inc. and be issued an additional 20% equity interest in Golden Capital. Shareholders of record as of May 26, 2011 will be voting to approve or disapprove a new sub-advisory agreement with Golden Capital in connection with the transaction.

            As part of the foregoing transaction, WellsCap or its affiliate will have the ability, through subsequent transactions, to acquire additional ownership in Golden Capital in stages over a period of time up until December 31, 2016, at which time Golden Capital could become wholly owned by WellsCap and an indirect wholly owned subsidiary of Wells Fargo & Company.  The Fund intends to approach the SEC or its staff to discuss the possibility of avoiding additional shareholder approvals of new sub-advisory agreement with Golden Capital in connection with these subsequent transactions, and may file with the SEC a request for exemptive or other relief from such shareholder approval requirement.  In this regard, while there is no assurance that any such relief would be provided by the SEC, to the extent that the SEC or its staff grants such relief, Fund shareholders would not have the opportunity to vote on new sub-advisory agreements in connection with these subsequent transactions.

V. Disclosure Change

            The disclosure in the text box at the top of the summary prospectus is replaced with the following:

              Before you invest, you may want to review the Fund's prospectus, which contains more information             about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund             online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-            8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"),             dated December 1, 2010 as supplemented on December 28, 2010, February 25, 2011 and May 19, 2011,    and statement of additional information ("SAI"), dated December 1, 2010 as supplemented on December           3, 2010, December 13, 2010, December 28, 2010 and February 25, 2011, are incorporated by reference       into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the        Prospectus.

0616051/P0616SP